Borrowings	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Borrowings
25.	BORROWINGS

	Effective interest rate (2022/2021)			December 31, 2022	December 31, 2021
		Currency	Maturity (2022/2021)	Amount incl. accrued interest	Amount incl. accrued interest

Convertible bonds	5.1%/5.1%	USD	2023*/2026	53,597	49,403
Credit facility	13.6%	RUB	2026	37,407	—
Bank loans	10.0%	RUB	2022	—	9,954
Equipment financing	10.5%/9.4%	RUB	2023-2030/2022-2030	3,111	2,759
Total				94,115	62,116

out of which:
Current				55,215	11,539
Non-current				38,900	50,577
* The change in maturity of bonds in 2022 reflects the redemption rights of bondholders as a result of the Delisting Event as discussed below.
Convertible bonds
In February 2021, the Company completed an offering of USD 750 million in aggregate principal amount of 1.875% senior unsecured convertible bonds due 2026 at par (the “Bonds”). The Bonds were offered in reliance on Regulation S under the Securities Act through a private placement to institutional investors that are not U.S. persons, outside the United States. Total proceeds from the Bonds amounted to 54,499 net of 988 issue costs. Interest is payable semi-annually in arrears in each year, with the first payment beginning on August 24, 2021. Under the terms and conditions of the Bonds, the Bonds are convertible into cash, ordinary shares of the Company, represented by the ADSs, or a combination of cash and the ADSs, at the Group’s discretion, based on the conversion price set at USD 86.6480. As described in note 32.2.3, in May 2022, under the terms and conditions of the Bonds, the bondholders, who exercised the rights to require redemption, forfeited their conversion rights under the Bonds. Further, in September 2022, the Company entered into a deed poll pursuant to which the Company has undertaken to settle any conversion rights exercised by the bondholders under the terms and conditions of the Bonds in cash until the Bonds are redeemed in full and cancelled.
At the initial recognition, the conversion feature of the convertible bonds (the “conversion options”) with the fair value of 6,958 was classified as financial liability and measured at fair value through profit and loss, while the host liability (the “debt component”) was accounted for at amortized cost using market interest rate of 5.1% per annum. The transaction costs of 128 related to the conversion options were expensed as incurred and included in general and administrative expenses.
As a result of the Delisting Event (note 32.2.3), the holders of the Bonds were entitled to require the Company to redeem their Bonds at the principal amount together with accrued interest on the redemption date, which was May 31, 2022. In March 2022, following the Delisting Event, the Company revised the schedule of cash flows underlying the amortized cost of the bonds to reflect the revised contractual maturity. This revision resulted in a remeasurement of the convertible bonds liability and in a reclassification of the revised carrying amount to short-term borrowings. The resulting loss on the convertible bond liability of

8,567
was included in
non-operating
expenses.
In June 2022, the Company did not fund the payment required for the redemption of the Bonds which lead to a default under the terms of the Bonds. The Company and the bondholders have agreed the terms of the Restructuring (note 32.2.3), pursuant to which the Company is required to redeem the Bonds early in accordance with the agreed terms of the Restructuring. As of December 31, 2022, the terms of the Restructuring were not effective as licenses or authorizations (or confirmations that no license is required) from each of the UK, Cyprus and U.S. sanctions authorities were not obtained.
Following May 31, 2022, and through the effective date of the Restructuring the Bonds continued to carry interest at
1.875% per annum.
For the year ended December 31, 2022, foreign currency exchange gain on convertible bonds amounted to 5,472 (2021: exchange loss of 218).
Credit facility
In September 2022, the Group entered into credit facility agreements for a total principal amount of up to

60,000
with third parties (the “Facility”). The facility carries a floating interest rate linked to the Russian key rate or a fixed rate (as determined in each of the credit facility agreements). A portion of interest is payable quarterly in arrears, while the other portion is capitalized on a quarterly basis and is repayable with the principal amount at the maturity of the debt. The principal amount, together with the capitalized interest, is repayable in 2025-
2026
.
The Group incurs fees and commissions in connection with utilization and maintenance of the Facility. Concurrently with the facility agreement, the Group entered into an option contract with one of the creditors, whereby the creditor is eligible for a net payment, either in cash or in the Company’s shares at the discretion of the Company, which is linked to internal rate of return of the Facility and price of the Company’s shares (the “Option”) at the exercise dates. The Option is exercisable, at the discretion of the creditor, from 2024 to 2027. The Facility and the Option are linked transactions and are collectively referred to as the “Financing Arrangement”. The Group’s liabilities under the Facility and the Option contract are partially secured by a pledge over shares in the Group’s key operating subsidiary.
In September and November 2022, the Group drew down
15,000 and 25,000 of principal amount in cash under the Financing Arrangement (the “Tranches”), respectively
 and incurred 339 of the commission expense. At the initial recognition of each tranche, the derivative feature of the Financing Arrangement related to the Option (the “derivative feature”) with the total fair value of 3,109 was classified as a financial liability at fair value through profit and loss, while the host liabilities of the Financing Arrangement (the “debt component”) were initially recognized at fair value with an effective interest rate of 14.3% and 13.5% per annum, correspondently, and were carried after the initial recognition at an amortized cost.
As of December 31, 2022,
20,000
under the Facility remained available to be drawn down for the purposes specified in the facility documentation. In April 2023, the Group drew down 19,900 under the Facility.

As of December 31, 2022, the fair value of the Option was 3,000 and was determined based on the quoted market prices and indexes (level 2 of the fair value hierarchy, significant inputs are: price of the Company’s shares and estimates of the Central Bank of Russia key rate over the life of the instrument) and included in non-current
financial liabilities. The transaction costs of 312 related to the Tranches were allocated to the debt component and the derivative feature. The transactions costs of 27 allocated to the derivative feature were expensed and included in financing expenses.
Bank loans
In August 2021, the Group received 9,900 in cash net of a
one-off
utilization commission of 100 under a
one-year
unsecured loan facility agreement with a third-party bank. The loan facility carrie
d
interest at a nominal rate of 8.5% per year.
The interest was payable on a monthly basis. The principal and the respective interest was repaid in full in August 2022.
In March 2020, the Group received 6,000 in cash under a
one-year
loan facility agreement with a third party. In order to secure financing under the loan, the Group pledged shares of its key operating subsidiary. In January 2021, this loan was repaid in full. The pledge was released in September 2021.
Equipment financing
During 2022, the Group (“the seller-lessee”) entered into the Group entered into sale and leaseback transactions relating to warehouse equipment with the total value of financial liability of 1,185 at the inception date (2021: 471)
The Group pledged part of its property, plant and equipment to fulfil collateral requirements under a sale and leaseback transaction. Refer to note 16 for details.